Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 37,000	$ 34,346	$ 67,179	$ 68,348	$ 134,019
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,130	31,781	61,914	60,591	115,925
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	986	1,630	3,258	5,422	10,388
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 884	$ 935	$ 2,007	$ 2,335	$ 7,706